Operating Segments	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
29	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Group’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Group around differences in services. No operating segments have been aggregated in arriving at the reportable segments of the Group.

Segment revenues and results

	Revenue			Net profit
	June 30, 2022	June 30, 2023		June 30, 2022	June 30, 2023
	RM	RM	USD	RM	RM	USD

Business strategy consultancy	11,359,388	20,789,179	4,453,647	7,402,672	6,498,804	1,392,233
Technology development, solutions and consultancy	9,657,906	19,733,018	4,227,387	5,225,361	11,772,361	2,521,982
Others	357,338	3,940,998	844,276	1,720,928	2,284,160	489,334
Total	21,374,632	44,463,195	9,525,310	14,348,961	20,555,325	4,403,549
Other gains and losses				-	125,326	26,848
Interest income				22	942	202
Finance cost				-	(1,246)	(267)
Transition loss				(290,874)	-	-
Incorporation costs				(11,283)	-	-
Profit before income tax				14,046,826	20,680,347	4,430,332
Income tax expense				(283,648)	(626,143)	(134,138)
Profit for the year				13,763,178	20,054,204	4,296,194

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2022	June 30, 2023
	RM	RM	USD
Business strategy consultancy	19,043,436	34,734,543	7,441,150
Technology development, solutions and consultancy	1,175,112	32,969,910	7,063,114
Investments and others	12,962,743	13,662,894	2,926,989
	33,181,291	81,367,347	17,431,253
Unallocated assets	8,642,813	-	-
Consolidated total assets	41,824,104	81,367,347	17,431,253

No geographical segment information presented as Group’s operations are conducted predominantly in Malaysia.